LOANS AND FINANCING - Summary of Loans and Financing (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 2,593.8	$ 2,491.1
Current		105.3	113.8
Loans and financing		$ 2,488.5	2,377.3
Others | Local currency
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		10.50%
Others | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 10.0	10.0
2025-35 | Property, plant and equipment | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 18.1	20.0
2027 | Guaranteed Notes
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.40%
Repayment of notes payable	$ 532.3
2027 | Guaranteed Notes | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 0.0	533.2
2027 | Export financing
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.49%
2027 | Export financing | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 0.0	372.7
2028 | Guaranteed Notes
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		6.95%
Repayment of notes payable		$ 512.5
2028 | Guaranteed Notes | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 0.0	491.9
2028 | Projects
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		3.90%
2028 | Projects | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 50.0	50.0
2030 | Guaranteed Notes
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		7.00%
Repayment of notes payable		$ 535.6
2030 | Guaranteed Notes | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 274.5	761.7
2035 | Guaranteed Notes
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.98%
2035 | Guaranteed Notes | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 657.6	0.0
2038 | Guaranteed Notes
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.40%
2038 | Guaranteed Notes | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 912.2	0.0
2026 | Working capital
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		2.60%
2026 | Working capital | Local currency
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 3.8	3.3
2026 | Export financing
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.92%
2026 | Export financing | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 0.0	30.5
2025-26 | Working capital
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		1.31%
2025-26 | Working capital | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 0.2	1.2
2025-30 | Working capital | Bottom of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		3.17%
2025-30 | Working capital | Top of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		4.09%
2025-30 | Working capital | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 137.4	22.0
2032 | Working capital
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		1.30%
2032 | Working capital | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 81.0	0.0
2026-30 | Working capital
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		1.95%
2026-30 | Working capital | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 13.6	0.0
2025 | Working capital
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		0.50%
2025 | Working capital | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 0.0	10.7
2025-31 | Working capital
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		0.75%
2025-31 | Working capital | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 52.2	66.8
2025-30 | Working capital | Bottom of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		4.42%
2025-30 | Working capital | Top of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		6.88%
2025-30 | Working capital | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 27.3	26.0
2033 | Export financing
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		4.41%
2033 | Export financing | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 200.5	0.0
2026-40 | Projects | Bottom of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		4.55%
2026-40 | Projects | Top of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		7.53%
2026-40 | Projects | Local currency
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 38.8	13.0
2029-40 | Projects
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		2.20%
2029-40 | Projects | Bottom of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.69%
2029-40 | Projects | Top of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.94%
2029-40 | Projects | Local currency
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 17.9	7.4
2029-40 | Projects | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 2.5	0.9
2028-41 | Projects
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		2.30%
2028-41 | Projects | Local currency
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 17.8	0.0
2027-35 | Projects | Bottom of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.30%
2027-35 | Projects | Top of range
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate		5.94%
2027-35 | Projects | Other currencies
Disclosure of detailed information about loans and financing [line items]
Loans and financing		$ 78.4	$ 69.8